Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2012
Operational Efficiency Initiatives 2011
Activity in Restructuring Reserve

The following table presents the activity in the restructuring reserve related to the operational excellence initiatives through Dec. 31, 2012.

Operational excellence initiatives 2011 – restructuring reserve activity
(in millions)	Severance	Other	Total
Original restructuring charge	$78	$29	$107
Utilization	(4)	(29)	(33)
Balance at Dec. 31, 2011	74	-	74
Net additional charges (net recovery/gain)	55	(57)	(2)
Utilization	(37)	57	20
Balance at Dec. 31, 2012	$92	$-	$92

Restructuring Charges by Business Segment

The table below presents the restructuring charge if it had been allocated by business.

Operational excellence initiatives 2011 – restructuring charge (recovery) by business			Total charges since inception
(in millions)	2012	2011
Investment Management	$31	$17	$48
Investment Services	19	41	60
Other segment (including Business Partners)	(52)	49	(3)
Total restructuring charge (recovery)	$(2)	$107	$105

Global Location Strategy 2009
Activity in Restructuring Reserve

The following table presents the activity in the restructuring reserve related to the global location strategy through Dec. 31, 2012.

Global location strategy 2009 – restructuring reserve activity
(in millions)	Severance	Asset write-offs/ other	Total
Original restructuring charge	$102	$37	$139
Additional charges	29	6	35
Utilization	(50)	(24)	(74)
Balance at Dec. 31, 2010	81	19	100
Net (recovery)	(15)	-	(15)
Utilization	(39)	(8)	(47)
Balance at Dec. 31, 2011	27	11	38
Net (recovery)	(12)	-	(12)
Utilization	(14)	-	(14)
Balance at Dec. 31, 2012	$1	$11	$12

Restructuring Charges by Business Segment

The table below presents the restructuring charge if it had been allocated by business.

Global location strategy 2009 – restructuring charge (recovery) by business				Total charges since inception
(in millions)	2012	2011	2010
Investment Management	$(1)	$-	$15	$54
Investment Services	(12)	(18)	26	64
Other segment (including Business Partners)	1	3	(6)	29
Total restructuring charge (recovery)	$(12)	$(15)	$35	$147